Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Conservative Income Bond Fund

November 30, 2020

ZCI-QTLY-0121
1.9887608.102

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 67.3%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.4%
Entertainment - 0.6%
The Walt Disney Co. 3 month U.S. LIBOR + 0.250% 0.496% 9/1/21 (a)(b)	$831,000	$831,945
Media - 0.6%
TWDC Enterprises 18 Corp.:
3 month U.S. LIBOR + 0.390% 0.6413% 3/4/22 (a)(b)	550,000	551,689
2.75% 8/16/21	350,000	355,953
		907,642
Wireless Telecommunication Services - 0.2%
Rogers Communications, Inc. 3 month U.S. LIBOR + 0.600% 0.8254% 3/22/22 (a)(b)	250,000	251,624

TOTAL COMMUNICATION SERVICES		1,991,211

CONSUMER DISCRETIONARY - 4.6%
Automobiles - 4.1%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.210% 0.4236% 2/12/21 (a)(b)	350,000	350,114
0.4% 10/21/22	231,000	231,265
2.2% 6/27/22	500,000	514,259
3.15% 1/8/21	546,000	547,595
3.375% 12/10/21	350,000	360,929
BMV Finance NV 2.25% 8/12/22 (c)	350,000	360,780
BMW U.S. Capital LLC:
3 month U.S. LIBOR + 0.500% 0.7136% 8/13/21 (a)(b)(c)	750,000	751,682
3.1% 4/12/21 (c)	500,000	504,976
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.670% 0.8948% 11/5/21 (a)(b)(c)	250,000	250,968
3 month U.S. LIBOR + 0.900% 1.121% 2/15/22 (a)(b)(c)	450,000	452,972
General Motors Financial Co., Inc.:
3 month U.S. LIBOR + 0.850% 1.0795% 4/9/21 (a)(b)	250,000	250,303
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.200% 1.2656% 11/17/23 (a)(b)	400,000	400,352
Volkswagen Group of America Finance LLC:
0.75% 11/23/22 (c)	450,000	450,625
2.5% 9/24/21 (c)	200,000	203,227
		5,630,047
Textiles, Apparel & Luxury Goods - 0.5%
VF Corp. 2.05% 4/23/22	700,000	715,584

TOTAL CONSUMER DISCRETIONARY		6,345,631

CONSUMER STAPLES - 1.7%
Food & Staples Retailing - 0.1%
Walmart, Inc. 3.125% 6/23/21	200,000	203,238
Food Products - 0.2%
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 0.7701% 4/16/21 (a)(b)	250,000	250,433
Tobacco - 1.4%
Philip Morris International, Inc.:
1.875% 2/25/21	700,000	701,763
2.9% 11/15/21	500,000	512,147
4.125% 5/17/21	633,000	644,201
		1,858,111

TOTAL CONSUMER STAPLES		2,311,782

ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
BP Capital Markets PLC 3.062% 3/17/22	150,000	155,430
Chevron Corp. 3 month U.S. LIBOR + 0.900% 1.105% 5/11/23 (a)(b)	400,000	407,416
Exxon Mobil Corp. 3 month U.S. LIBOR + 0.330% 0.551% 8/16/22 (a)(b)	350,000	351,046
Western Gas Partners LP 3 month U.S. LIBOR + 0.850% 2.0741% 1/13/23 (a)(b)	61,000	58,993
		972,885
FINANCIALS - 51.3%
Banks - 33.8%
ABN AMRO Bank NV:
3 month U.S. LIBOR + 0.410% 0.6278% 1/19/21 (a)(b)(c)	900,000	900,436
3 month U.S. LIBOR + 0.570% 0.803% 8/27/21 (a)(b)(c)	550,000	551,938
Bank of America Corp.:
2.738% 1/23/22 (a)	700,000	702,413
2.816% 7/21/23 (a)	196,000	203,410
2.881% 4/24/23 (a)	500,000	516,422
3.124% 1/20/23 (a)	406,000	418,161
Bank of Montreal:
3 month U.S. LIBOR + 0.400% 0.6495% 9/10/21 (a)(b)	250,000	250,670
3 month U.S. LIBOR + 0.460% 0.6841% 4/13/21 (a)(b)	700,000	701,113
3 month U.S. LIBOR + 0.570% 0.8033% 3/26/22 (a)(b)	300,000	301,792
1.9% 8/27/21	400,000	404,895
Banque Federative du Credit Mutuel SA:
1.96% 7/21/21 (c)	350,000	353,689
2.5% 4/13/21 (c)	400,000	403,278
Barclays Bank PLC:
3 month U.S. LIBOR + 0.460% 0.6841% 1/11/21 (a)(b)	1,200,000	1,200,137
1.7% 5/12/22	200,000	203,546
2.65% 1/11/21	400,000	400,231
Barclays PLC 4.61% 2/15/23 (a)	350,000	366,240
BB&T Corp. 2.05% 5/10/21	500,000	503,289
BBVA U.S.A. 3 month U.S. LIBOR + 0.730% 0.9803% 6/11/21 (a)(b)	500,000	501,431
BNP Paribas SA 3 month U.S. LIBOR + 0.390% 0.603% 8/7/21 (a)(b)(c)	300,000	300,647
BPCE SA:
3 month U.S. LIBOR + 0.300% 0.5289% 1/14/22 (a)(b)(c)	700,000	700,887
2.75% 12/2/21	500,000	512,016
Capital One Bank NA 2.014% 1/27/23 (a)	400,000	406,890
Citibank NA:
3 month U.S. LIBOR + 0.530% 0.761% 2/19/22 (a)(b)	350,000	350,346
3 month U.S. LIBOR + 0.600% 0.8238% 5/20/22 (a)(b)	350,000	350,636
Citigroup, Inc.:
3 month U.S. LIBOR + 1.070% 1.318% 12/8/21 (a)(b)	500,000	504,297
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.870% 0.9529% 11/4/22 (a)(b)	302,000	303,214
2.312% 11/4/22 (a)	700,000	712,019
2.35% 8/2/21	750,000	760,222
2.7% 10/27/22	303,000	315,610
3.142% 1/24/23 (a)	200,000	206,001
Credit Suisse Group Funding Guernsey Ltd.:
3 month U.S. LIBOR + 2.290% 2.5078% 4/16/21 (a)(b)	1,000,000	1,008,181
3.45% 4/16/21	475,000	480,453
Fifth Third Bank, Cincinnati:
3 month U.S. LIBOR + 0.440% 0.6548% 7/26/21 (a)(b)	350,000	350,757
3 month U.S. LIBOR + 0.640% 0.8544% 2/1/22 (a)(b)	750,000	754,448
HSBC Holdings PLC 3.262% 3/13/23 (a)	500,000	517,398
Huntington Bancshares, Inc. 3.15% 3/14/21	436,000	438,469
Huntington National Bank 3.25% 5/14/21	350,000	353,847
ING Groep NV 3 month U.S. LIBOR + 1.150% 1.3679% 3/29/22 (a)(b)	1,000,000	1,010,858
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 1.100% 1.348% 6/7/21 (a)(b)	250,000	251,129
2.55% 3/1/21	600,000	602,256
2.776% 4/25/23 (a)	900,000	929,523
3.514% 6/18/22 (a)	1,100,000	1,118,555
4.35% 8/15/21	700,000	719,686
4.625% 5/10/21	250,000	254,718
KeyBank NA 3 month U.S. LIBOR + 0.810% 1.0226% 11/22/21 (a)(b)	250,000	251,843
Lloyds Bank PLC 3.3% 5/7/21	200,000	202,592
Lloyds Banking Group PLC:
3% 1/11/22	700,000	719,726
3.1% 7/6/21	700,000	711,443
Manufacturers & Traders Trust Co. 3 month U.S. LIBOR + 0.270% 0.4848% 1/25/21 (a)(b)	700,000	700,216
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.650% 0.8648% 7/26/21 (a)(b)	453,000	454,486
3 month U.S. LIBOR + 0.700% 0.948% 3/7/22 (a)(b)	250,000	251,461
3 month U.S. LIBOR + 1.060% 1.3091% 9/13/21 (a)(b)	387,000	389,834
2.19% 9/13/21	300,000	304,193
2.95% 3/1/21	600,000	603,966
3.535% 7/26/21	300,000	306,113
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.940% 1.1644% 2/28/22 (a)(b)	550,000	555,138
3 month U.S. LIBOR + 1.140% 1.3891% 9/13/21 (a)(b)	350,000	352,825
2.632% 4/12/21 (c)	200,000	201,681
2.953% 2/28/22	813,000	839,609
MUFG Union Bank NA 3 month U.S. LIBOR + 0.600% 0.8495% 3/7/22 (a)(b)	300,000	301,505
PNC Bank NA:
3 month U.S. LIBOR + 0.430% 0.6718% 12/9/22 (a)(b)	700,000	702,044
1.743% 2/24/23 (a)	250,000	254,496
Rabobank Nederland 3.875% 2/8/22	150,000	156,288
Rabobank Nederland New York Branch:
3 month U.S. LIBOR + 0.430% 0.6448% 4/26/21 (a)(b)	600,000	600,981
3 month U.S. LIBOR + 0.830% 1.0541% 1/10/22 (a)(b)	250,000	252,039
Royal Bank of Canada:
3 month U.S. LIBOR + 0.390% 0.6044% 4/30/21 (a)(b)	350,000	350,499
3 month U.S. LIBOR + 0.400% 0.6148% 1/25/21 (a)(b)	700,000	700,405
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.450% 0.5346% 10/26/23 (a)(b)	950,000	951,238
3.2% 4/30/21	500,000	506,050
Skandinaviska Enskilda Banken AB 3 month U.S. LIBOR + 0.430% 0.652% 5/17/21 (a)(b)(c)	400,000	400,639
Sumitomo Mitsui Financial Group, Inc.:
3 month U.S. LIBOR + 1.140% 1.3578% 10/19/21 (a)(b)	350,000	353,142
2.442% 10/19/21	400,000	407,508
2.934% 3/9/21	1,200,000	1,208,592
Svenska Handelsbanken AB 3 month U.S. LIBOR + 0.470% 0.6749% 5/24/21 (a)(b)	700,000	701,359
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.270% 0.5161% 3/17/21 (a)(b)	250,000	250,181
3 month U.S. LIBOR + 0.430% 0.6803% 6/11/21 (a)(b)	350,000	350,810
3 month U.S. LIBOR + 0.530% 0.776% 12/1/22 (a)(b)	250,000	251,923
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.450% 0.5355% 9/28/23 (a)(b)	464,000	464,728
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.480% 0.565% 1/27/23 (a)(b)	1,200,000	1,203,389
2.5% 12/14/20	400,000	400,309
Truist Bank:
3 month U.S. LIBOR + 0.590% 0.8044% 8/2/22 (a)(b)	300,000	300,912
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.730% 0.8162% 3/9/23 (a)(b)	523,000	526,794
Truist Financial Corp. 3 month U.S. LIBOR + 0.220% 0.4344% 2/1/21 (a)(b)	500,000	500,071
U.S. Bancorp 2.35% 1/29/21	350,000	350,530
U.S. Bank NA, Cincinnati 3 month U.S. LIBOR + 0.180% 0.3886% 1/21/22 (a)(b)	814,000	814,711
Wells Fargo & Co.:
2.1% 7/26/21	400,000	404,612
2.5% 3/4/21	547,000	550,080
4.6% 4/1/21	400,000	405,649
Wells Fargo Bank NA:
3 month U.S. LIBOR + 0.310% 0.5469% 1/15/21 (a)(b)	250,000	250,081
3 month U.S. LIBOR + 0.620% 0.853% 5/27/22 (a)(b)	600,000	601,438
2.082% 9/9/22 (a)	1,000,000	1,012,979
		46,427,262
Capital Markets - 8.2%
Credit Suisse AG:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.450% 0.5347% 2/4/22 (a)(b)	1,250,000	1,251,738
2.1% 11/12/21	650,000	660,876
2.8% 4/8/22	250,000	258,293
Deutsche Bank AG New York Branch:
3.15% 1/22/21	400,000	401,224
3.375% 5/12/21	184,000	185,937
4.25% 2/4/21	150,000	150,834
E*TRADE Financial Corp. 2.95% 8/24/22	395,000	411,713
Goldman Sachs Group, Inc. 5.75% 1/24/22	450,000	477,624
Morgan Stanley:
3 month U.S. LIBOR + 1.180% 1.3984% 1/20/22 (a)(b)	750,000	751,096
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.700% 0.784% 1/20/23 (a)(b)	500,000	501,382
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.830% 0.9158% 6/10/22 (a)(b)	659,000	660,547
0.56% 11/10/23 (a)	410,000	410,284
2.5% 4/21/21	500,000	504,175
2.625% 11/17/21	942,000	962,255
5.5% 7/28/21	750,000	774,999
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 0.6444% 11/1/21 (a)(b)	500,000	501,572
UBS AG London Branch 1.75% 4/21/22 (c)	350,000	356,434
UBS Group AG:
3 month U.S. LIBOR + 1.780% 2.0041% 4/14/21 (a)(b)(c)	1,350,000	1,358,405
3% 4/15/21 (c)	750,000	757,399
		11,336,787
Consumer Finance - 5.0%
American Express Co.:
3 month U.S. LIBOR + 0.600% 0.8248% 11/5/21 (a)(b)	400,000	401,724
3 month U.S. LIBOR + 0.620% 0.8438% 5/20/22(a)(b)	350,000	352,186
2.75% 5/20/22	400,000	413,200
3% 2/22/21	359,000	360,425
3.375% 5/17/21	400,000	404,648
3.7% 11/5/21	550,000	565,614
American Express Credit Corp.:
3 month U.S. LIBOR + 0.700% 0.9511% 3/3/22 (a)(b)	550,000	553,737
2.25% 5/5/21	300,000	302,090
2.7% 3/3/22	300,000	308,385
Aviation Capital Group LLC 3 month U.S. LIBOR + 0.950% 1.196% 6/1/21 (a)(b)(c)	300,000	296,852
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.240% 0.4891% 3/12/21 (a)(b)	350,000	350,197
3 month U.S. LIBOR + 0.260% 0.5095% 9/10/21 (a)(b)	300,000	300,726
2.75% 3/15/22	100,000	103,128
2.875% 3/12/21	350,000	352,742
Toyota Motor Credit Corp.:
3 month U.S. LIBOR + 0.120% 0.3456% 8/13/21 (a)(b)	278,000	278,106
3 month U.S. LIBOR + 0.280% 0.5041% 4/13/21 (a)(b)	300,000	300,313
0.45% 7/22/22	342,000	343,427
1.15% 5/26/22	400,000	405,119
2.75% 5/17/21	500,000	505,790
		6,898,409
Diversified Financial Services - 0.5%
AIG Global Funding 3 month U.S. LIBOR + 0.460% 0.685% 6/25/21 (a)(b)(c)	399,000	399,930
BP Capital Markets America, Inc. 4.742% 3/11/21	242,000	244,948
		644,878
Insurance - 3.8%
Marsh & McLennan Companies, Inc.:
3 month U.S. LIBOR + 1.200% 1.4179% 12/29/21 (a)(b)	120,000	120,051
3.5% 12/29/20	236,000	236,564
Metropolitan Life Global Funding I:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.500% 0.58% 5/28/21 (a)(b)(c)	350,000	350,585
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.570% 0.6555% 1/13/23 (a)(b)(c)	1,142,000	1,147,287
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.850% 0.9356% 1/15/21 (a)(b)(c)	300,000	300,260
3.875% 4/11/22 (c)	150,000	157,187
Metropolitan Tower Global Funding:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.550% 0.635% 1/17/23 (a)(b)(c)	1,050,000	1,054,471
0.55% 7/13/22 (c)	450,000	451,972
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 0.4886% 1/21/22 (a)(b)(c)	250,000	250,651
3 month U.S. LIBOR + 0.280% 0.5041% 1/10/23 (a)(b)(c)	279,000	279,473
3 month U.S. LIBOR + 0.320% 0.5523% 8/6/21 (a)(b)(c)	118,000	118,243
Protective Life Global Funding 3 month U.S. LIBOR + 0.520% 0.7533% 6/28/21 (a)(b)(c)	600,000	601,757
Prudential Financial, Inc. 4.5% 11/16/21	100,000	103,995
		5,172,496

TOTAL FINANCIALS		70,479,832

HEALTH CARE - 2.0%
Biotechnology - 0.3%
AbbVie, Inc. 3 month U.S. LIBOR + 0.650% 0.8626% 11/21/22 (a)(b)	350,000	352,214
Nutrition & Biosciences, Inc. 0.697% 9/15/22 (c)	46,000	46,165
		398,379
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. 2.894% 6/6/22	200,000	206,857
Health Care Providers & Services - 0.6%
Cigna Corp. 3 month U.S. LIBOR + 0.650% 0.8961% 9/17/21 (a)(b)	101,000	101,026
CVS Health Corp. 3 month U.S. LIBOR + 0.720% 0.9618% 3/9/21 (a)(b)	250,000	250,450
UnitedHealth Group, Inc. 3.15% 6/15/21	500,000	507,776
		859,252
Pharmaceuticals - 1.0%
Bayer U.S. Finance II LLC 3 month U.S. LIBOR + 0.630% 0.855% 6/25/21 (a)(b)(c)	400,000	400,916
Bristol-Myers Squibb Co.:
2.55% 5/14/21	500,000	505,238
2.6% 5/16/22	400,000	413,518
		1,319,672

TOTAL HEALTH CARE		2,784,160

INDUSTRIALS - 3.4%
Aerospace & Defense - 0.3%
General Dynamics Corp. 3% 5/11/21	450,000	455,711
Industrial Conglomerates - 1.0%
Honeywell International, Inc.:
3 month U.S. LIBOR + 0.370% 0.583% 8/8/22 (a)(b)	720,000	723,342
0.483% 8/19/22	600,000	600,900
		1,324,242
Machinery - 2.1%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.200% 0.4136% 11/12/21 (a)(b)	249,000	249,289
3 month U.S. LIBOR + 0.220% 0.4535% 1/6/22 (a)(b)	642,000	642,833
3 month U.S. LIBOR + 0.230% 0.4804% 3/15/21 (a)(b)	350,000	350,195
3 month U.S. LIBOR + 0.300% 0.548% 3/8/21 (a)(b)	274,000	274,193
3 month U.S. LIBOR + 0.390% 0.612% 5/17/21 (a)(b)	350,000	350,611
0.95% 5/13/22	400,000	403,798
1.9% 9/6/22	200,000	205,635
2.65% 5/17/21	182,000	184,071
2.9% 3/15/21	200,000	201,438
		2,862,063

TOTAL INDUSTRIALS		4,642,016

INFORMATION TECHNOLOGY - 1.0%
IT Services - 0.7%
IBM Corp. 2.85% 5/13/22	200,000	207,496
IBM Credit LLC 3 month U.S. LIBOR + 0.260% 0.4784% 1/20/21 (a)(b)	700,000	700,258
		907,754
Semiconductors & Semiconductor Equipment - 0.3%
NVIDIA Corp. 2.2% 9/16/21	450,000	455,491

TOTAL INFORMATION TECHNOLOGY		1,363,245

UTILITIES - 1.2%
Electric Utilities - 0.6%
Florida Power & Light Co. 3 month U.S. LIBOR + 0.380% 0.6023% 7/28/23 (a)(b)	258,000	258,103
Georgia Power Co. 2.4% 4/1/21	400,000	402,153
PPL Electric Utilities Corp. 0.000% x 3 month U.S. LIBOR 0.4751% 9/28/23 (a)(b)	145,000	145,123
		805,379
Gas Utilities - 0.1%
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 0.5774% 9/14/23 (a)(b)	72,000	72,021
Multi-Utilities - 0.5%
Consolidated Edison Co. of New York, Inc. 3 month U.S. LIBOR + 0.400% 0.625% 6/25/21 (a)(b)	550,000	551,089
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 0.7761% 9/15/23 (a)(b)	186,000	186,299
		737,388

TOTAL UTILITIES		1,614,788

TOTAL NONCONVERTIBLE BONDS
(Cost $92,234,126)		92,505,550

U.S. Government and Government Agency Obligations - 7.9%
U.S. Government Agency Obligations - 0.3%
Fannie Mae U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.180% 0.2656% 7/8/22 (a)(b)	400,000	400,725
U.S. Treasury Obligations - 7.6%
U.S. Treasury Notes:
U.S. TREASURY 3 MONTH BILL + 0.130% 0.224% 4/30/21 (a)(b)	$500,000	$500,293
0.125% 5/31/22	1,813,000	1,812,788
0.125% 6/30/22	2,539,000	2,538,599
1.75% 12/31/20	1,905,000	1,907,514
1.75% 7/31/21	1,877,000	1,897,603
1.875% 11/30/21	1,794,000	1,825,395

TOTAL U.S. TREASURY OBLIGATIONS		10,482,192

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $10,860,883)		10,882,917

Bank Notes - 4.3%
Capital One NA 2.95% 7/23/21	400,000	405,817
Fifth Third Bank, Cincinnati 2.25% 6/14/21	600,000	605,482
KeyBank NA 3.35% 6/15/21	250,000	254,217
PNC Bank NA 2.15% 4/29/21	364,000	366,217
RBS Citizens NA 2.55% 5/13/21	500,000	504,085
Svenska Handelsbanken AB 3.35% 5/24/21	350,000	355,173
Truist Bank:
2.8% 5/17/22	1,100,000	1,137,877
2.85% 4/1/21	400,000	402,603
3.502% 8/2/22 (a)	500,000	510,455
U.S. Bank NA, Cincinnati:
1.8% 1/21/22	650,000	660,901
3.45% 11/16/21	400,000	411,252
Wells Fargo Bank NA 3.625% 10/22/21	350,000	359,470
TOTAL BANK NOTES
(Cost $5,950,163)		5,973,549

Certificates of Deposit - 4.0%
Credit Industriel et Commercial yankee 3 month U.S. LIBOR + 0.150% 0.3869% 7/15/21 (a)(b)	500,000	500,373
Credit Suisse AG yankee 0.47% 2/26/21	400,000	400,274
Goldman Sachs Bank U.S.A.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.250% 0.3275% 2/16/21 (a)(b)	350,000	350,132
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.430% 0.5083% 2/26/21 (a)(b)	350,000	350,300
Mitsubishi UFJ Trust & Banking Corp. yankee 0.25% 4/22/21	600,000	600,012
Mizuho Corporate Bank Ltd. yankee:
0.25% 4/26/21	600,000	600,000
0.29% 6/9/21	500,000	500,010
Sumitomo Mitsui Banking Corp. yankee:
0.25% 4/21/21	600,000	600,007
0.27% 5/10/21	600,000	600,035
0.34% 12/7/20	400,000	400,018
Sumitomo Mitsui Trust Bank Ltd. yankee 0.27% 5/19/21	600,000	600,020
TOTAL CERTIFICATES OF DEPOSIT
(Cost $5,500,000)		5,501,181

Commercial Paper - 5.6%
Atlantic Asset Securitization Corp.:
0.34% 12/10/20 (Liquidity Facility Credit Agricole CIB)	400,000	399,969
0.35% 1/8/21 (Liquidity Facility Credit Agricole CIB)	350,000	349,933
Barclays Bank PLC/Barclays U.S. CCP Funding LLC yankee 0.4% 1/11/21 (c)	400,000	399,917
HSBC U.S.A., Inc.:
yankee 0.42% 8/23/21	600,000	598,147
0.38% 5/21/21	600,000	598,908
Natexis Banques Populaires New York Branch yankee 0.25% 3/3/21	600,000	599,684
Sumitomo Mitsui Trust Bank Ltd. yankee:
0.255% 3/1/21	600,000	599,695
0.41% 12/21/20	400,000	399,974
Svenska Handelsbanken AB 3 month U.S. LIBOR + 0.090% 0.3084% 7/20/21 (a)(b)	500,000	500,222
The Toronto-Dominion Bank 3 month U.S. LIBOR + 0.110% 0.3595% 6/10/21 (a)(b)	350,000	350,201
TransCanada PipeLines Ltd. 0.25% 12/15/20	600,000	599,958
TransCanada PipeLines U.S.A. Ltd. 0.3% 1/14/21 (c)	500,000	499,869
UBS AG London Branch:
3 month U.S. LIBOR + 0.170% 0.3989% 7/14/21 (a)(b)	350,000	350,260
yankee:
0% 6/23/21	400,000	399,278
0.23% 2/22/21	400,000	399,789
0.25% 4/21/21	600,000	599,349
TOTAL COMMERCIAL PAPER
(Cost $7,643,626)		7,645,153

Master Notes - 0.7%
Toyota Motor Credit Corp. 1 week U.S. LIBOR + 0.250% 0.3451% 5/28/21 (a)(b)(d)
(Cost $1,000,000)	1,000,000	1,000,000
	Shares	Value

Money Market Funds - 8.8%
Fidelity Cash Central Fund 0.09% (e)
(Cost $12,088,169)	12,085,752	12,088,169
	Maturity Amount	Value

Repurchase Agreements - 0.7%
Mizuho Securities U.S.A., Inc. at 0.73%, dated (Collateralized by Corporate Obligations valued at $1,052,276, 3.38%, 10/1/22)
(Cost $1,000,000)	1,003,630	1,000,000
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $136,276,967)		136,596,519
NET OTHER ASSETS (LIABILITIES) - 0.7%		905,478
NET ASSETS - 100%		$137,501,997

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,016,198 or 11.6% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,000,000 or 0.7% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Toyota Motor Credit Corp. 1 week U.S. LIBOR + 0.250% 0.3451% 5/28/21	11/30/20	$1,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,007
Total	$4,007

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, U.S. government and government agency obligations, commercial paper, certificates of deposit and master notes and other Short - Term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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